3. Acquisitions (Details - Acquisition) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill	$ 3,283,379	$ 3,465,157	$ 3,665,199
Xenetic UK [Member]
Cash		43,502
Accounts receivable		145
Prepaid expenses		8,643
Property, plant and equipment		331,500
Accounts payable		(354,079)
Accrued expenses		(36,146)
Long-term debt		(372,813)
Total identifiable net assets		(379,248)
Goodwill		4,129,248
Total consideration transferred		$ 3,750,000